Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash	$ 49,778	$ 13,089
Restricted cash	3,584	0
Cash and restricted cash, end of year	53,362	13,089	$ 4,940	$ 3,277
Continuing Operations
Cash and Cash Equivalents [Line Items]
Interest paid on long-term debt	309	197	160
Income tax payments (refunds), net	(2,073)	(15,557)	(3,081)
Accruals for capital expenditures	325	2,587	5,124
Finance/capital lease obligations incurred	0	191	322
Cash	49,778	13,089	4,940
Restricted cash	3,584	0	0
Cash and restricted cash, end of year	$ 53,362	$ 13,089	$ 4,940